Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations

3. Business Combinations

The following table summarizes the Company’s acquisitions during the years ended December 31, 2014, 2013 and 2012 with amounts shown below as fair values at each respective acquisition date (in thousands):

	Glad to Have You	Stayz	Bookabach	travelmob	Toprural
Year acquired	2014	2013	2013	2013	2012

Net tangible assets (liabilities) acquired
Cash	$25	$4,942	$395	$63	$3,220
Deferred revenue	(65)	(2,234)	(350)	(43)	(2,269)
Amounts payable to property owners	—	(4,187)	(194)	(473)	—
Other	17	(365)	228	(123)	(315)

Total tangible assets (liabilities) acquired	(23)	(1,844)	79	(576)	636
Deferred tax liabilities	(1,653)	(5,313)	(228)	(513)	(3,193)
Trade name	1,177	5,224	161	607	1,060
Developed technology	3,760	1,735	64	2,937	2,144
Customer relationships	1,643	18,288	446	1,123	7,440
Goodwill	11,647	177,777	3,514	16,833	11,190
Non-competition agreements	240	1,387	300	150	—
Redeemable noncontrolling interests	—	—	(1,938)	(9,028)	—

Aggregate purchase price	16,791	197,254	2,398	11,533	19,277
Less: cash acquired	(25)	(4,942)	(395)	(63)	(3,220)

	$16,766	$192,312	$2,003	$11,470	$16,057

The following table summarizes the Company’s weighted-average amortization period, in total and by major finite-lived intangible asset class, by acquisition during the years ended December 31, 2014, 2013 and 2012 (in years):

	Glad to Have You	Stayz	Bookabach	travelmob	Toprural
Developed technology	5.0	2.0	1.8	7.0	4.0
Customer relationships	8.0	11.0	11.0	13.0	8.0
Non-competition agreements	3.0	3.0	3.0	3.0	—
Trade names	10.0	10.0	10.0	10.0	10.0

Total weighted-average amortization period	6.5	9.8	7.8	8.7	7.4

Tangible net assets (liabilities) were valued at their respective carrying amounts, which the Company believes approximate their current fair values at the respective acquisition dates due to their short durations.

The valuation of identifiable intangible assets acquired reflects management’s estimates based on, among other factors, use of established valuation methods. The value of the acquired trade names was determined using a relief from royalty method. Developed technology was valued on a combination of the income and market approach. Customer relationships were valued by projecting the estimated cash flow from the Company’s existing customer relationships. Non-competition agreements have been valued based on other arms’ length transactions between the Company and selling shareholders in past acquisitions or based on the present value of estimated future cash flows with and without this asset. Identifiable intangible assets with definite lives are amortized over the period of estimated benefit using the straight-line method and the estimated useful lives of two to thirteen years. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired.

Redeemable noncontrolling interests are measured at fair value, at the date of acquisition, and classified as mezzanine equity due to the contingent redeemable feature. The Company has elected to recognize increases in the redemption value immediately as they occur and adjust the carrying amount of the noncontrolling interests to equal the redemption value at the end of each reporting period, however this adjustment will not reduce the noncontrolling interests below the initial amount recorded. See Note 10 for the reconciliation of the redeemable noncontrolling interests.

Glad to Have You, Inc.

In March 2014, the Company acquired Glad to Have You, Inc. (“Glad To Have You”), a United States company that is the creator of a mobile guest management solution for the vacation rental industry, for cash consideration of approximately $16,791,000. The direct acquisition costs incurred by the Company were not significant to the Company’s operating results, and all such costs were expensed as incurred and included in general and administrative expenses in the consolidated statement of operations.

Of the total consideration paid, $250,000 of the cash consideration was deposited in escrow as security for the benefit of the Company against breaches of representations and warranties, covenants and certain other expressly enumerated matters by the sellers. The escrow funds not used to satisfy such seller obligations will be released to the sellers two business days following the first anniversary date of the acquisition. In addition, $250,000 of the total cash consideration was deposited in escrow as security and pending final net working capital related purchase price adjustments. The net working capital related escrow funds were released in June 2014.

The acquired goodwill primarily represents synergies associated with adding Glad To Have You’s mobile applications to the Company’s marketplace of websites to provide property owners and managers with an additional way to manage and communicate with guests during their stay. Goodwill is not deductible for tax purposes. The acquired trade name has an estimated useful life of 10 years from the date of acquisition, the developed technology has an estimated useful life of 5 years from the date of acquisition and the customer relationships have an estimated useful life of 8 years from the date of acquisition. Non-compete agreements have an estimated useful life of 3 years. The total weighted average amortization period for the intangibles acquired is 6.5 years.

The results of Glad To Have You have been included in the Company’s consolidated results since the acquisition date in March 2014. Pro forma results of operations related to this acquisition have not been presented because Glad To Have You’s operating results up to and subsequent to the date of acquisition were not material to the Company’s consolidated financial statements.

Stayz

In December 2013, the Company acquired 100% of the outstanding stock of Stayz Pty Limited (“Stayz”), the leading online vacation rental marketplace in Australia, for total consideration of approximately $197,820,000. Consideration included $196,739,000 in cash paid directly to the sellers and $1,081,000 paid to the sellers in April 2014 based on completed working capital purchase price adjustments pursuant to the purchase agreement. The Company incurred approximately $3,802,000 in direct acquisition costs, all of which were expensed as incurred, and are included in general and administrative expenses in the consolidated statement of operations. The Company also entered into certain transitional service agreements with the prior owners of Stayz to have accounting, infrastructure and support services provided to the Company for a defined period of time in 2014. Amounts paid for these services are recorded as incurred and are included in the Company’s consolidated results as general and administrative expenses.

The acquisition of Stayz adds approximately 40,000 additional Australian-based properties to the HomeAway network and provides HomeAway a strong momentum to its pay-per-booking product offering.

The acquired goodwill primarily represents synergies associated with adding Stayz to the Company’s marketplace of websites to provide travelers with a broader inventory selection of vacation properties. Goodwill is not deductible for tax purposes.

The results of Stayz have been included in the Company’s consolidated results since the acquisition date in December 2013.

The following unaudited pro forma supplemental information presents an aggregated summary of the results of operations of the Company for the years ended December 31, 2013 and 2012, assuming the completion of the 2013 acquisition of Stayz occurred on January 1, 2012 (in thousands).

The unaudited pro forma supplemental information is based on estimates and assumptions that the Company believes are reasonable. Accordingly, the Company adjusted the pro forma results for quantifiable items such as direct acquisition costs, amortization of acquired intangible assets and the estimated tax provision of the pro form combined results. Further, during the quarter ended March 31, 2014 the Company revised the pro forma revenue and net income for the year ended December 31, 2013 by a decrease of $1.9 million and $1.3 million, respectively, based on adjustments of certain estimates, as the Company obtained additional information about the facts and circumstances that existed as of the acquisition date. The average foreign exchange rate during each of the presented years was used in preparing the supplemental information. The unaudited pro forma supplemental information prepared by the Company is not necessarily indicative of the results expected in future periods or the results that actually would have been realized had the acquired business and the Company been a combined company during the specified periods.

	Year Ended December 31,
	2013	2012
Pro forma total revenue	$370,620	$305,904
Pro forma net income	28,687	17,855

Bookabach

In November 2013, the Company acquired 55% of the outstanding stock of Bookabach Limited (“Bookabach”), a leading vacation rental website in New Zealand, for cash consideration of approximately $2,398,000. The Company incurred approximately $160,000 in direct acquisition costs, all of which were expensed as incurred, and are included in general and administrative expenses in the consolidated statement of operations.

Approximately $492,000 of the cash consideration was deposited in escrow as security for the benefit of the Company against breaches of representations and warranties, covenants and certain other expressly enumerated matters by the sellers. The escrow funds not used to satisfy such seller obligations will be released to the sellers on the second anniversary date of the acquisition.

Bookabach features more than 8,000 property listings located in New Zealand, Australia and the Pacific Islands including holiday homes and beach houses, also known as baches.

The acquired goodwill primarily represents synergies associated with adding Bookabach to the Company’s marketplace of websites to provide travelers with a broader inventory selection of vacation properties. Goodwill is not deductible for tax purposes.

The results of Bookabach have been included in the Company’s consolidated results since the acquisition date in November 2013. Pro forma results of operations related to this acquisition have not been presented since Bookabach’s operating results up to the date of acquisition were not material to the Company’s consolidated financial statements.

Under the terms of the acquisition agreement, the Company has a call option to purchase the remaining non-controlling interest of Bookabach in two installments on October 31, 2014 and June 30, 2015, respectively. In the event that the Company does not exercise one or both of its call options to purchase the remaining shares of Bookabach by such deadlines, the remaining Bookabach shareholders have two put options to require the Company to repurchase their remaining interest in two installments for which, if exercised, shall be deemed to occur on October 31, 2014 and June 30, 2015, respectively. The option was determined to have no value.

In accordance with the acquisition agreement, the remaining Bookabach shareholders exercised their first put option, effective October 2014, requiring the Company to purchase 20% of the outstanding equity held by noncontrolling shareholders for cash consideration of $1,461,000. Following this repurchase, the Company owns 75% of the outstanding stock of Bookabach.

In November 2014, the Company and the remaining Bookabach shareholders amended the acquisition agreement to extend the date of the second call option by the Company and the corresponding second put option by the remaining Bookabach shareholders from June 30, 2015 to June 30, 2016. Additionally, the formula for calculating the value of the second call and put option was amended to reflect the extension of time provided to the second option. The Company recorded the impact of the amendment as an increase in the noncontrolling interest value on the Company’s consolidated balance sheet.

travelmob

In August 2013, the Company acquired 100% of the outstanding stock of travelmob Pte. Ltd. (“travelmob”) for $20.0 million, net of cash acquired and concurrently sold a non-controlling interest in travelmob back to certain sellers for $8.5 million. The Company incurred approximately $284,000 in direct acquisition costs, all of which were expensed as incurred, and are included in general and administrative expenses in the consolidated statement of operations.

Travelmob features over 14,000 Asia Pacific region short-term rental listings including luxury villas, urban apartments, houseboats, a private island as well as shared spaces.

The acquired goodwill represents synergies associated with adding travelmob to the Company’s marketplace of websites to provide travelers with a broader inventory selection of vacation properties to choose from and provides the Company with a platform to serve the Asian market. Goodwill is not deductible for tax purposes.

The results of travelmob have been included in the Company’s consolidated results since the acquisition date in August 2013. Pro forma results of operations related to this acquisition have not been presented since travelmob’s operating results up to the date of acquisition were not material to the Company’s consolidated financial statements.

Under the terms of the acquisition agreement and subsequent amendments, the Company also concurrently made a $7.0 million cash investment in the business resulting in the Company holding 68.5% of the outstanding stock and the non-controlling interest holding 31.5%, will loan travelmob up to $13.0 million (approximately $9.6 million using exchange rates as of December 31, 2014) over the next few years and has a call option to purchase the remaining non-controlling interest of travelmob for the period defined in the agreement beginning on December 31, 2016. In the event the Company does not exercise its call option to purchase the remaining shares of travelmob by such deadline, the remaining travelmob shareholders have a put option to require the Company to repurchase their remaining interest for the period defined in the agreement beginning on February 1, 2017. The option was determined to have no value. In addition, certain other shares were reserved as part of an Employee Stock Options Plan (“ESOP”) in travelmob. Upon acquisition, the vested shares were measured at fair value and the amount attributable to the pre-combination service was included in the fair value of the noncontrolling interests.

Toprural

In April 2012, the Company acquired 100% of the outstanding stock of Top Rural S.L., the leading site for independently-owned rural accommodations in Southern Europe (the acquired business is referred to as “Toprural”), for cash consideration of approximately $19,277,000. The acquisition of Toprural further solidifies the Company’s market presence in Spain and Southern Europe and extends the Company’s reach to a desirable European traveler segment that seeks long weekend holidays to small towns or countryside destinations. The Company incurred approximately $285,000 in direct acquisition costs, all of which were expensed as incurred, and are included in general and administrative expenses in the consolidated statement of operations.

Approximately $2,670,000 of the cash consideration was deposited in escrow as security for the benefit of the Company against breaches of representations and warranties, covenants and certain other expressly enumerated matters by the sellers. The escrow funds were released to the sellers in two equal payments on the first and second anniversary dates of the acquisition.

The acquired goodwill primarily represents synergies associated with adding Toprural to the Company’s marketplace of websites to provide travelers with a broader inventory selection of vacation properties. Goodwill is not deductible for tax purposes.

The results of Toprural have been included in the Company’s consolidated results since the acquisition date in April 2012.

The following unaudited pro forma supplemental information presents an aggregated summary of the results of operations of the Company for the year ended December 31, 2012, assuming the completion of the 2012 acquisition of Toprural occurred on January 1, 2011.

The unaudited pro forma supplemental information is based on estimates and assumptions that the Company believes are reasonable. The average foreign exchange rate during the year was used in preparing the supplemental information. The unaudited pro forma supplemental information prepared by the Company is not necessarily indicative of the results expected in future periods or the results that actually would have been realized had the acquired business and the Company been a combined company during the specified periods.

Year Ended December 31,
2012
Pro forma total revenue	$281,858
Pro forma net income	14,959